1933 Act/Rule 497(j)

                                  July 28, 2006

VIA EDGAR

Securities Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Phoenix CA Tax-Exempt Bond Fund
         Registration Nos.002-83024 and 811-3714

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on July 28, 2006.

                                            Very truly yours,


                                            /s/ Kevin J. Carr
                                            Kevin J. Carr